UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------


                                    FORM 13F-HR/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):

[X] is a restatement

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                            Hewlett-Packard Company
Address:                         3000 Hanover Street
                                 MS 1050
                                 Palo Alto CA 94304

Form 13F File Number:            028-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Charles N. Charnas
Title:                       Assistant Secretary
Phone:                       650-857-6162

Signature, Place, and Date of Signing:

/s/ Charles N. Charnas           Palo Alto, CA          November 14, 2003
--------------------------       ----------------       -----------------
[Signature]                      [City, State]          [Date]

This is a restatement of Amendment Number 1.

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
28-5160                               Intel Corporation

                              FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:                 16
Form 13F Information Table Value Total:                 $138,206
                                                        (thousands)

List of Other Included Managers:                        None

FORM 13F                  03/31/2001
REPORTING MANAGER         Hewlett-Packard Company
          ITEM 1          ITEM 2     ITEM 3     ITEM 4     ITEM 5           ITEM 6          ITEM 7           ITEM 8
      Name of Issuer      Title of   CUSIP       Fair    Shares or  Investment Discretion  Managers      Voting Authority
                          Class      Number     Market   Principal                Shared
                                                 Value     Amount     Sole Shared  Other               Sole   Shared   None
                                                                       (A)  (B)    (C)                  (A)    (B)    (C)
Agilent Technologies      Common    00846U101   26,442     860,456      X                   HP        860,456
Akamai Technologies       Common    00971T101      330      38,531      X                   HP         38,531
Crossroads  Systems       Common    22765D100    5,759   1,023,819      X                   HP      1,023,819
Digimarc Corp.            Common    253807101    4,500     300,000      X                   HP        300,000
Divine Interventures Inc. Common    255404105    4,500   2,777,778      X                   HP      2,777,778
Indigo N.V.               Common    N44495104   59,259  14,814,814      X                   HP     14,814,814
Infospace Inc.            Common    45678T102       28      12,590      X                   HP         12,590
Novadigm Inc.             Common    669937104    4,024     940,000      X                   HP        940,000
Openwave Systems Inc.     Common    683718100   27,762   1,399,295      X                   HP      1,399,295
Planet CAD Inc.           Common    72704Y103      305     390,409      X                   HP        390,409
Primix Solutions Inc.     Common    741620108      120     120,377      X                   HP        120,377
Resonate Inc.             Common    76115Q104      131      41,807      X                   HP         41,807
S1 Corp.                  Common    78463B101    1,320     182,004      X                   HP        182,004
724 Solutions             Common    81788Q100    2,484     248,405      X                   HP        248,405
Vialink Co.               Common    92552Q101      196      66,801      X                   HP         66,801
Xcelera.Com Inc.          Common    G31611109    1,046     246,160      X                   HP        246,160

GRAND TOTALS  (Thousands)                      138,206